Acquisition of affiliated entities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2021	Apr. 30, 2021	Jul. 15, 2020
Disclosure of detailed information about business combination [line items]
Cash consideration	¥ 56,866
Hailiang Investment [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration	¥ 56,866
Hailiang Investment [Member] | Jinhua Hailiang Foreign Language School
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%		100.00%
Cash consideration	¥ 34,000		¥ 34,000
Hailiang Investment [Member] | Feicheng Education Investment
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Cash consideration	¥ 22,866	¥ 22,866